Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2011	Oct. 30, 2010	Oct. 29, 2011	Oct. 30, 2010	Jan. 29, 2011	Jan. 30, 2010
Condensed Consolidated Statements of Operations [Abstract]
Net sales	$ 120,125	$ 120,965	$ 329,501	$ 321,868	$ 484,800	$ 510,922
Cost of goods sold	77,054	79,956	203,752	206,915	303,951	332,132
Gross profit	43,071	41,009	125,749	114,953	180,849	178,790
Operating expenses:
Selling, general and administrative expenses	39,936	39,427	118,056	117,262	162,157	164,141
Asset impairment					3,001	2,320
Depreciation and amortization	2,084	2,243	5,839	6,595	8,909	9,766
Total operating expenses	42,020	41,670	123,895	123,857	174,067	176,227
Income (loss) from operations	1,051	(661)	1,854	(8,904)	6,782	2,563
Interest expense	(1,883)	(3,464)	(5,920)	(10,094)	(12,857)	(18,202)
Loss before income tax benefit	(832)	(4,125)	(4,066)	(18,998)	(6,075)	(15,639)
Income tax (benefit) provision		(2,447)		(2,447)	(2,351)	189
Net loss	$ (832)	$ (1,678)	$ (4,066)	$ (16,551)	$ (3,724)	$ (15,828)
Net loss per common share:
Basic and diluted	$ (0.09)	$ (0.19)	$ (0.45)	$ (1.85)	$ (0.42)	$ (1.77)
Weighted average number of common shares outstanding:
Basic and diluted	8,967,963	8,966,751	8,967,162	8,966,565	8,966,612	8,966,417